Equity (Details 2) - Estimation of stock-based compensation related to stock option grants (Stock options)	6 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	225.00%
Risk free interest rate	1.69%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	221.00%
Risk free interest rate	1.10%